Freight Costs (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Freight Costs [Abstract]
Freight costs	$ 406	2,527	2,147	1,985
Freight costs, distribution expenses	$ 1,691	10,534	9,771	10,186